Deferred Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Taxes [Line Items]
Deferred Tax Assets Net	$ 15,530	$ 18,937	$ 10,687